Other Information - Narrative (Details) £ in Millions, client in Millions, R$ in Millions, Kč in Millions, $ in Millions																					1 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Jan. 13, 2022 EUR (€)	Jan. 13, 2022 USD ($)	Jan. 11, 2022	Dec. 31, 2021 EUR (€) data_center	Dec. 13, 2021 EUR (€) topTeam matchday match	Oct. 14, 2021 EUR (€)	Oct. 14, 2021 USD ($)	Jul. 21, 2021 data_center	Jul. 16, 2021 EUR (€)	Jun. 01, 2021 GBP (£)	Jun. 01, 2021 EUR (€)	May 07, 2021 data_center	Jan. 21, 2021	Jan. 07, 2021 numberOfRenewalPeriod numberOfOperator	Oct. 29, 2020 EUR (€)	Jul. 02, 2020 EUR (€)	May 07, 2020	Nov. 21, 2019	Aug. 29, 2017 EUR (€)	Apr. 11, 2003 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€) data_center	Jun. 30, 2022 data_center	Dec. 31, 2021 EUR (€) data_center director	Dec. 31, 2021 EUR (€) GWh data_center numberOfThirdPartySite agreement numberOfMicroSite numberOfMacroSite	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) data_center	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2013	Jan. 25, 2022 EUR (€)	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 BRL (R$) data_center	May 07, 2021 site	Jan. 28, 2021 client site	Dec. 21, 2018 EUR (€)	Jun. 25, 2018 EUR (€)	May 31, 2018 EUR (€)	May 31, 2018 BRL (R$)	Sep. 21, 2017	Jul. 25, 2017 BRL (R$)	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK (Kč)	Mar. 01, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jan. 23, 2013 EUR (€)
Disclosure of contingent liabilities [line items]
Framework Investment Agreement, payment obligation terms, percent of capital investments exceeding revenues																																									32.50%
Share purchase agreement, price of settlement																																													€ 22,000,000
Services agreement amount																																														€ 450,000,000
Cost of award for broadcasting rights																																					€ 105,000,000	€ 2,940,000,000
Cost of award for broadcasting rights per season																																					€ 35,000,000	€ 980,000,000
Broadcasting award price					€ 520,000,000											€ 975,000,000
Broadcasting award price per season																€ 325,000,000
Number of first picks | matchday					18
Number of second picks | matchday					17
Number of exclusive football match rights | matchday					3
Number of matches | match					10
Number of selected teams against top three spanish football clubs | topTeam					6
Notes and debentures issued				€ 32,156,000,000																		€ 32,156,000,000		€ 32,156,000,000	€ 32,156,000,000
Notional amount				€ 84,794,000,000																		84,794,000,000		€ 84,794,000,000	84,794,000,000	€ 109,267,000,000
Auditor's remuneration																									19,990,000	22,860,000
Audit services																									18,360,000	21,630,000
Directors' remuneration expense																									€ 3,101,101
Maximum
Disclosure of contingent liabilities [line items]
Directors' remuneration expense																				€ 6,000,000
VMED O2 UK Ltd
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)				50.00%																				50.00%	50.00%
Number of designations of members in the board of directors | director																								4
Number of members in the board of directors | director																								8
Proceeds from sales of investments accounted for using equity method										£ 5,376	€ 6,234,000,000										£ 5,376	6,234,000,000
VMED O2 UK Ltd | Minimum
Disclosure of contingent liabilities [line items]
Service agreement, transitional services, term																								7 months
Service agreement, ongoing services, term																								2 years
VMED O2 UK Ltd | Maximum
Disclosure of contingent liabilities [line items]
Service agreement, transitional services, term																								24 months
Service agreement, ongoing services, term																								6 years
Cornerstone Telecomunications
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)														50.00%
Joint venture, number of operators with control | numberOfOperator														2
Master services agreement, initial term														8 years
Master services agreement, number of additional renewal periods | numberOfRenewalPeriod														3
Master services agreement, renewal period, term														8 years
Number of macro sites under operation | numberOfMacroSite																									14,200
Tenancy ratio, macro sites under operation																									2.0
Number of micro sites under operation | numberOfMicroSite																									1,400
Number of third party sites | numberOfThirdPartySite																									5,100
Auditors other than PWC
Disclosure of contingent liabilities [line items]
Auditor's remuneration																										1,580,000	€ 1,820,000
Audit services																										550,000	540,000
Grupo Oi Mobile Business
Disclosure of contingent liabilities [line items]
Number of clients allocated, purchase of assets | client																																				10.5
Proportion of total client base allocated, purchase of assets (as a percent)																																				29.00%
Proportion of total radiofrequencies transferred, purchase of assets (as a percent)																																				46.00%
Number of mobile sites, agreements for use, purchase of assets | site																																				2,700,000
Proportion of total mobile sites, agreements for use, purchase of assets																																				19.00%
Consideration to be transferred, purchase of assets				€ 2,610,000,000																		2,610,000,000		€ 2,610,000,000	€ 2,610,000,000									R$ 16,500
Consideration to be transferred, purchase of assets, base purchase price				2,491,000,000																		2,491,000,000		2,491,000,000	2,491,000,000									15,744
Consideration to be transferred, purchase of assets, Transitional Services Agreement				120,000,000																		120,000,000		120,000,000	120,000,000									756
Consideration to be transferred, purchase of assets, Capacity Agreement				130,000,000																		130,000,000		130,000,000	130,000,000									819
Consideration transferred to date, purchase of assets				€ 870,000,000																		€ 870,000,000		€ 870,000,000	870,000,000									R$ 5,500
FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)													50.00%
Commitment to fund investment															€ 500,000,000
Commitment to fund investment, period															6 years
Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																									€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100
Proportionate increase (decrease) in compensation from prior year																									13.80%
Mr. Angel Vila Boix, Chief Operating Officer
Disclosure of contingent liabilities [line items]
Total executive compensation																									€ 1,600,000
Board of Directors | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																									240,000
Executive Commission | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																									€ 80,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim				1.00%																		1.00%		1.00%	1.00%									1.00%
Estimated financial effect of contingent liabilities																																															€ 67,000,000
Legal proceedings contingent liability | Commencement of major litigation [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																€ 67,000,000
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																											€ 23,000,000	Kč 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																											€ 8,000,000	Kč 227
Legal proceedings contingent liability | ANATEL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				€ 123,000,000																		€ 123,000,000		€ 123,000,000	€ 123,000,000									R$ 778					€ 33,000,000	R$ 211
Estimated effect after currency value update				€ 84,000,000																		€ 84,000,000		€ 84,000,000	€ 84,000,000									R$ 531
Renewal of radio frequencies associated with the provision of personal mobile services, term																															15 years
Price renewal, Renewal of radio frequencies associated with the provision of personal mobile services, term																															2 years
Price renewal, Renewal of radio frequencies associated with the provision of personal mobile services (in percentage)																															2.00%
Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | R$																																										R$ 470
Percent paid																			67.50%
Amount paid																			€ 317,000,000
Comunicaciones Digitales, S. de R.L. de C.V. | Pegaso PCS S.A. de CV
Disclosure of contingent liabilities [line items]
Wholesale access services agreement, term																		8 years
Wholesale access services agreement, renewal period after term end, term																		3 years
Telefónica O2 Holdings Ltd. Holding company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																									100.00%
Telefónica O2 Holdings Ltd. Holding company | VMED O2 UK Ltd
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)										50.00%	50.00%						50.00%							50.00%
Telefónica Centroamérica Inversiones ,S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																									60.00%
Telefónica El Salvador
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																									59.58%
Colombian Government | Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Percent paid																			32.50%
Amount paid																			€ 153,000,000
TEF Infra Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)													40.00%
Commitment to fund investment															€ 400,000,000
TEF Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)													10.00%
Commitment to fund investment															100,000,000
Allianz | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)													50.00%
Commitment to fund investment															€ 1,000,000,000
Telefonica, S.A. | Asterion Industrial Partners SGEIC
Disclosure of contingent liabilities [line items]
Number of data centers sold | data_center																											11
Housing services provision agreement term								10 years																			10 years
Telefonica, S.A. | Telefónica O2 Holdings Ltd. Holding company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																									99.99%
Telefonica, S.A. | Telefónica Centroamérica Inversiones ,S.L.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)						60.00%	60.00%
Telefonica, S.A. | Telefónica Centroamérica Inversiones ,S.L. | Disposal of major subsidiary
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)	60.00%	60.00%
Telefónica Infra, S.L. | Forecast | Nabiax
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in associate (in percentage)												20.00%											20.00%
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC
Disclosure of contingent liabilities [line items]
Number of data centers sold												4																							4
Percentage of voting equity interests acquired								13.94%
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Spain
Disclosure of contingent liabilities [line items]
Number of data centers sold | data_center				2				2				2										2		2	2									2
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Chile
Disclosure of contingent liabilities [line items]
Number of data centers sold | data_center												2
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Chile | Forecast
Disclosure of contingent liabilities [line items]
Number of data centers sold | data_center																							2
Liberty Global | VMED O2 UK Ltd
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																								50.00%
Colombia Telecomunicaciones S.A. E.S.P. | KKR Alameda Aggregator L.P.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired			40.00%
Proceeds from sale of portfolio of data centers									€ 320,000,000
Expected additional consideration to be received									€ 100,000,000
Colombia Telecomunicaciones S.A. E.S.P. | Alamo HoldCo S.L. | KKR Alameda Aggregator L.P. | Acquisition Of Subsidiary
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired			40.00%
KKR Alameda Aggregator L.P. | Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)			60.00%
Corporacion Multi Inversiones, SA | Telefónica Centroamérica Inversiones ,S.L.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)						40.00%	40.00%
Corporacion Multi Inversiones, SA | Telefónica Centroamérica Inversiones ,S.L. | Disposal of major subsidiary
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)	40.00%	40.00%
Telefónica Centroamérica Inversiones ,S.L. | Telefónica El Salvador
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																									59.46%
Telefónica Centroamérica Inversiones ,S.L. | Telefónica El Salvador | General International Telecom El Salvador, S.A. De C.V.
Disclosure of contingent liabilities [line items]
Proportion of voting equity transferred (as a percent)						99.30%	99.30%
Consideration received						€ 125,000,000	$ 144
Telefónica Centroamérica Inversiones ,S.L. | Telefónica El Salvador | General International Telecom El Salvador, S.A. De C.V. | Disposal of major subsidiary
Disclosure of contingent liabilities [line items]
Proportion of voting equity transferred (as a percent)	99.30%	99.30%
Consideration received	€ 121,000,000	$ 139
Alamo HoldCo S.L. | Onnet Fibra Colombia S.A.S. | Acquisition Of Subsidiary
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)			100.00%
Telefónica Spain | Spain
Disclosure of contingent liabilities [line items]
Number of power purchase agreements signed | agreement																									4
Power purchase agreement, total consumption for operations in country (in percentage)																									30.00%
Power purchase agreement, energy measure per year (in GWh) | GWh																									482
Power purchase agreement, duration																									10 years
Power purchase agreement, energy measure per year, renewable (in GWh) | GWh																									582
Power purchase agreement, total consumption for technical buildings in country, renewable energy (in percentage)																									50.00%
Second Sustainable Hybrid Bond
Disclosure of contingent liabilities [line items]
Notes and debentures issued				€ 750,000,000																		€ 750,000,000		€ 750,000,000	€ 750,000,000
Sustainable Loan | Telefonica, S.A. | Loan Conversion
Disclosure of contingent liabilities [line items]
Notional amount																																	€ 5,500,000,000
Hybrid Bond
Disclosure of contingent liabilities [line items]
Notes and debentures issued				€ 1,000,000,000																		€ 1,000,000,000		€ 1,000,000,000	€ 1,000,000,000